NAV Per Share	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
NAV Per Share

NOTE 3. NAV PER SHARE

The following sets forth a summary of the Plan's investments with a reported NAV.

	Fair Value Estimated Using NAV per Share
	December 31,
	2025	2024	Unfunded	Redemption	Other Redemption	Redemption Notice
	Fair Value (a)	Fair Value (a)	Commitment	Frequency	Restrictions	Period
Fixed Income Funds (b)	$5,876,106	$5,477,802	$—	Daily	None	Daily
Equity Index Funds (c)	88,052,790	76,748,433	—	Daily	None	Daily
Multi-asset Class Funds (d)	203,200,632	167,786,385	—	Daily	None	Daily

(a) The fair values of investments have been estimated using the NAV of the investment.

(b) The fixed income fund strategy seeks to provide capital preservation and income.

(c) Equity index strategies seek to replicate the return of a specific financial market.

(d) Multi-asset class funds are target date funds that seek to provide a diversified asset allocation consistent with the participants' current state of life.